Asset Purchase Agreement (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 18, 2019	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Promissory note		$ 138,845	$ 138,845	$ 146,447	$ 138,845
Impairment of goodwill		$ 29,689
Legend Nutrition, Inc [Member] | Asset Purchase Agreement [Member] | Mr. Morales [Member]
Promissory note	$ 75,000
Interest rate	5.00%
Maturity date, description	Maturity date of one year
Impairment of property and equipment			16,303
Impairment of goodwill			$ 29,689